AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Unaffiliated Funds**
American Funds Insurance Series - Asset Allocation Fund (Class 1)	12,177,633	$336,711,544
American Funds Insurance Series - Growth Fund (Class 1)	1,708,063	198,664,847
American Funds Insurance Series - Growth-Income Fund (Class 1)	4,292,465	273,472,932
Bond Fund of America (The) (Class R6)	20,589,644	259,429,519
New Perspective Fund (Class R6)	4,422,717	264,611,170

Total Long-Term Investments (cost $1,093,493,844)		1,332,890,012

Short-Term Investment — 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,755,733)(wb)	1,755,733	1,755,733

TOTAL INVESTMENTS—100.0% (cost $1,095,249,577)		1,334,645,745

Other assets in excess of liabilities — 0.0%		35,070

Net Assets — 100.0%		$1,334,680,815

**	Investments are affiliated with the Subadvisor.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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